N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals	None.
Transaction Charges
Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	0.250%*	0.419%*
	Investment options (Portfolio fees and expenses)	0.11%	1.00%
	Platform Charge[1] on certain Sub-accounts (as a percentage of the net assets of the Sub-accounts).	0.35%	0.70%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%	1.50%
	* Charge based on a percentage of the net assets allocated to the Sub-accounts.
[1]The Platform Charge is assessed on Account Value invested only in certain Sub-accounts. The Platform Charge is referred to as “Fund Access Charge” elsewhere in this prospectus. Please refer to the “Fees, Charges and Deductions” section and Appendix A for further information.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $707	Highest Annual Cost $3,200
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals

	For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals None.
Transaction Charges [Text Block]
Transaction Charges
Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.
Annual Fee
Minimum
Maximum
Base Contract Fees
0.250%*
0.419%*
Investment options
(Portfolio fees and expenses)
0.11%
1.00%
Platform Charge[1] on certain Sub-accounts
(as a percentage of the net assets of the Sub-accounts).
0.35%
0.70%
Optional benefits available for an additional charge
(for a single optional benefit, if elected)
0.10%
1.50%
* Charge based on a percentage of the net assets allocated to the Sub-accounts.
[1]The Platform Charge is assessed on Account Value invested only in certain Sub-accounts. The Platform Charge is referred to as “Fund Access Charge” elsewhere in this prospectus. Please refer to the “Fees, Charges and Deductions” section and Appendix A for further information.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges.
Lowest Annual Cost
$707
Highest Annual Cost
$3,200
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.419%
Base Contract (N-4) Footnotes [Text Block]	* Charge based on a percentage of the net assets allocated to the Sub-accounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.00%
Investment Options (of Other Amount) Minimum [Percent]	0.35%
Investment Options (of Other Amount) Maximum [Percent]	0.70%
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	1.50%
Lowest Annual Cost [Dollars]	$ 707
Highest Annual Cost [Dollars]	$ 3,200
Risks [Table Text Block]
Risks
Risk of Loss
You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Not a Short-Term Investment
The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal of Risks of Investing in the Annuity” section of this prospectus.
Risks Associated with Investment Options
An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the DCA Market Value Adjustment Options, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The DCA Market Value Adjustment Options may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Risks Associated with Third Party Advisory Fees
If you elect to pay third party Advisory Fees from your Account Value, then such fee deductions will be treated as a withdrawal and may reduce the level of the Minimum Death Benefit guarantees provided. Such withdrawals will also be subject to ordinary income tax, and may be subject to a 10% additional tax.
For more information on the risks associated with third party Advisory Fees, please refer to the “Principal Risks of Investing in the Annuity” and the “Tax Considerations” sections of this prospectus.
Insurance Company Risks
An investment in the Annuity is subject to the risks related to the Company. Any obligations (including under any DCA Market Value Adjustment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus

Investment Restrictions [Text Block]
You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of Investment Options may be limited.
We reserve the right to remove or substitute Portfolios as Investment Options.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the “Fees, Charges and Deductions” section, “Appendix A,” the “What are the Separate Accounts?” section and the “Financial Professional Permission to Forward Transaction Instructions” section of this prospectus.

Optional Benefit Restrictions [Text Block]
You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily or quarterly basis from your Account Value allocated to the Sub-accounts. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits. Any withdrawals, including third party Advisory Fees paid from your Account Value, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals, including third party Advisory Fees paid from your Account Value, will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
If the Annuity Owner elects to pay third party advisory fees from the Annuity’s contract value, the deduction may reduce the benefit guarantees. For more information on tax implications, please refer to the “Tax Considerations” section of this prospectus.

Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Annuity. Please note that third party financial professionals who charge an Advisory Fee for their services are not paid additional commission amounts.
For more information on investment professional compensation, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. The Prudential Defined Income Benefit option is no longer sold.
For more information on exchanges, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the Annuity. No early withdrawal fees apply to the Annuity. More information about these fees and charges appears later in this prospectus.
The first table describes the fees and expenses that you will pay at the time you buy the Annuity or transfer Account Value between Investment Options. These fees and expenses do not reflect any Advisory Fees paid to third party financial professionals from your Account Value. If Advisory Fees were reflected, your fees would be higher. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Fees, Charges and Deductions” section.

TRANSACTION EXPENSES	Maximum
Sales Charge Imposed on Purchases	None
Transfer Fee[1]	$10
The next table describes the current and maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Unadjusted Account Value	Lesser of $50 or 2% of Unadjusted Account Value
Base Contract Expenses2,[3] (based on the average daily net assets of the Sub-accounts)	0.40%[3]	0.40%
Fund Access Charge[4] (as a percentage of the net assets of the Sub-accounts)	0.35%	0.70%
Optional Benefit Fees and Charges
Prudential Defined Income Benefit5,[6]	0.80%	1.50%
Prudential Dynamic Income Benefit5,[7]	0.40%	1.00%
Return of Adjusted Purchase Payments Death Benefit[5]	0.10%	0.10%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. These amounts also include applicable Fund Access Charges if you choose to invest in certain Portfolios. A complete list of Portfolios available under the Annuity, including their annual expenses, may be found at Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.29%	1.14%
		[1],[2],[3],[4],[5],[6],[7],[8]
Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES	Maximum
Sales Charge Imposed on Purchases	None
Transfer Fee[1]	$10

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Other Transaction Fee, Maximum [Dollars]	$ 10
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Unadjusted Account Value	Lesser of $50 or 2% of Unadjusted Account Value
Base Contract Expenses2,[3] (based on the average daily net assets of the Sub-accounts)	0.40%[3]	0.40%
Fund Access Charge[4] (as a percentage of the net assets of the Sub-accounts)	0.35%	0.70%
Optional Benefit Fees and Charges
Prudential Defined Income Benefit5,[6]	0.80%	1.50%
Prudential Dynamic Income Benefit5,[7]	0.40%	1.00%
Return of Adjusted Purchase Payments Death Benefit[5]	0.10%	0.10%

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as “Annual Maintenance Fee” or “Annual Account Management Fee” elsewhere in this Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.For Net Purchase Payments equal to or greater than $1,000,000 the base contract expense will be 0.25%.
Optional Benefit Expense, Footnotes [Text Block]	See “Benefits Available Under the Annuity” for information regarding our right to increase the charge after the 3rd anniversary of the Benefit Effective Date.
Other Annual Expense (of Other Amount), Maximum [Percent]	0.70%
Other Annual Expense (of Other Amount), Current [Percent]	0.35%
Other Annual Expense, Footnotes [Text Block]	We assess an additional charge (Fund Access Charge) for allocations to certain Sub-accounts available when you do not have the Defined Income Benefit in effect for your Annuity.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.29%	1.14%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.14%
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $3,200 $9,767 $16,564 $34,608 $2,345 $7,220 $12,352 $26,396
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,200
Surrender Expense, 1 Year, Minimum [Dollars]	2,345
Surrender Expense, 3 Years, Maximum [Dollars]	9,767
Surrender Expense, 3 Years, Minimum [Dollars]	7,220
Surrender Expense, 5 Years, Maximum [Dollars]	16,564
Surrender Expense, 5 Years, Minimum [Dollars]	12,352
Surrender Expense, 10 Years, Maximum [Dollars]	34,608
Surrender Expense, 10 Years, Minimum [Dollars]	$ 26,396
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $3,200 $9,767 $16,564 $34,608 $2,345 $7,220 $12,352 $26,396
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,200
Annuitized Expense, 1 Year, Minimum [Dollars]	2,345
Annuitized Expense, 3 Years, Maximum [Dollars]	9,767
Annuitized Expense, 3 Years, Minimum [Dollars]	7,220
Annuitized Expense, 5 Years, Maximum [Dollars]	16,564
Annuitized Expense, 5 Years, Minimum [Dollars]	12,352
Annuitized Expense, 10 Years, Maximum [Dollars]	34,608
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 26,396
No Surrender Example [Table Text Block]	If you do not surrender your annuity at the end of the applicable time period: $3,200 $9,767 $16,564 $34,608 $2,345 $7,220 $12,352 $26,396
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,200
No Surrender Expense, 1 Year, Minimum [Dollars]	2,345
No Surrender Expense, 3 Years, Maximum [Dollars]	9,767
No Surrender Expense, 3 Years, Minimum [Dollars]	7,220
No Surrender Expense, 5 Years, Maximum [Dollars]	16,564
No Surrender Expense, 5 Years, Minimum [Dollars]	12,352
No Surrender Expense, 10 Years, Maximum [Dollars]	34,608
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 26,396
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE ANNUITY
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to one or more of the Sub-accounts, which invest in Portfolios. If the Sub-accounts you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.
Risks Associated with Third Party Advisory Fees. Currently, we permit you to deduct Advisory Fees directly from your Account Value in order to pay third party financial professionals. This Advisory Fee is in addition to fees and expenses disclosed in this prospectus. If you elect to pay the Advisory Fee from your Account Value, this deduction may generally reduce the level of various benefit guarantees provided and may be subject to federal and state income taxes and a 10% additional tax. Please note that the investment restrictions for certain optional living and death benefits may limit or preclude the investment advisor’s ability to deduct Advisory Fees from your Annuity.
Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the DCA Market Value Adjustment Options. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as an Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits. In addition, we may assess a Market Value Adjustment for withdrawals from a DCA Market Value Adjustment Option.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Effect of Withdrawals on Optional Benefits. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis.
Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take, including Advisory Fee deductions.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE ANNUITY
The following table summarizes information about the benefits available under the Annuity.

Name of Benefit	Purpose	Standard or Optional	Current Fee	Maximum Fee	Restrictions/Limitations
Prudential Defined Income Benefit1,[2]	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.80%	1.50%	You may not select certain Portfolios. Please refer to Appendix A for variable Sub-account availability.
Prudential Dynamic Income Benefit[2]	Provides a variable amount of income, under which, subject to the terms of the benefit, you have the opportunity to take withdrawal amounts over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.40%	1.00%	Advisory fees deducted from your Account Value are treated as withdrawals, and may reduce your Income Base and Annual Income Amount in future years. Such reductions may be significant.
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	0%	0%	Advisory fees deducted from your Account Value are treated as withdrawals, and will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Return of Adjusted Purchase Payments Death Benefit	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.	Optional	0.10%	0.10%	None.
Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).	Standard	None.	None.	Minimum allocation requirements.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.	None.
		[9],[10]
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Current Fee	Maximum Fee	Restrictions/Limitations
Prudential Defined Income Benefit1,[2]	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.80%	1.50%	You may not select certain Portfolios. Please refer to Appendix A for variable Sub-account availability.
Prudential Dynamic Income Benefit[2]	Provides a variable amount of income, under which, subject to the terms of the benefit, you have the opportunity to take withdrawal amounts over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.40%	1.00%	Advisory fees deducted from your Account Value are treated as withdrawals, and may reduce your Income Base and Annual Income Amount in future years. Such reductions may be significant.
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	0%	0%	Advisory fees deducted from your Account Value are treated as withdrawals, and will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Return of Adjusted Purchase Payments Death Benefit	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.	Optional	0.10%	0.10%	None.
Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).	Standard	None.	None.	Minimum allocation requirements.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.	None.

Optional Benefit Expense, Footnotes [Text Block]	See “Benefits Available Under the Annuity” for information regarding our right to increase the charge after the 3rd anniversary of the Benefit Effective Date.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-MYROCK-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 Capital Research and Management Company	0.30%	0.35%	0.65%	14.55%	9.47%	7.51%
Equity	American Funds Insurance Series® Growth Fund - Class 1 Capital Research and Management Company	0.34%	0.35%	0.69%	38.81%	18.97%	14.64%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 Capital Research and Management Company	0.28%	0.35%	0.63%	26.47%	13.65%	11.19%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 1♦ Capital Research and Management Company	0.23%	0.35%	0.58%	5.21%	2.14%	2.33%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1♦ Capital Research and Management Company	0.26%	0.35%	0.61%	3.21%	1.31%	1.78%
Fixed Income	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1 Capital Research and Management Company	0.31%	0.35%	0.66%	4.94%	1.63%	1.00%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1♦ Capital Research and Management Company	0.27%	0.35%	0.62%	17.66%	12.90%	10.19%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.67%	None	0.67%	25.23%	14.73%	11.15%
Equity	BlackRock Basic Value V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.74%	None	0.74%	16.61%	11.57%	7.74%
Equity	BlackRock Capital Appreciation V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.79%	None	0.79%	49.00%	16.09%	12.85%
Equity	BlackRock Equity Dividend V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.67%	None	0.67%	12.24%	11.54%	9.00%
Allocation	BlackRock Global Allocation V.I. Fund - Class I♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	0.76%	None	0.76%	12.83%	7.65%	4.88%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.79%	None	0.79%	52.86%	16.34%	13.66%
Equity	ClearBridge Variable Aggressive Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.85%	None	0.85%	24.43%	8.31%	6.64%
Equity	ClearBridge Variable Appreciation Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.72%	None	0.72%	19.71%	14.07%	10.88%
Equity	ClearBridge Variable Dividend Strategy Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.75%	None	0.75%	14.20%	13.52%	10.33%
Equity	ClearBridge Variable Large Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.76%	None	0.76%	44.02%	15.51%	13.27%
Equity	ClearBridge Variable Mid Cap Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.83%	None	0.83%	12.92%	10.73%	7.10%
Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.80%	None	0.80%	8.40%	9.56%	7.89%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.44%	None	0.44%	21.53%	12.44%	9.08%
Equity	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.61%	None	0.61%	41.99%	13.93%	10.85%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.56%	None	0.56%	33.45%	16.65%	11.61%
Equity	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR).	0.36%	None	0.36%	20.96%	11.83%	7.49%
Equity	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan). FIL Investment Advisors (FIA). FIL Investment Advisors (UK) (FIA) (UK).	0.89%	None	0.89%	9.66%	7.79%	5.18%
Equity	Fidelity® Variable Insurance Products Financials Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.63%	None	0.63%	14.73%	13.65%	9.40%
Fixed Income	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class† Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.75%	None	0.75%	12.29%	5.62%	N/A

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.59%	None	0.59%	45.65%	19.09%	15.73%
Equity	Fidelity® Variable Insurance Products Growth Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.58%	None	0.58%	36.24%	19.64%	14.80%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.59%	None	0.59%	4.26%	9.75%	10.52%
Fixed Income	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class† Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.77%	None	0.77%	10.48%	3.87%	3.40%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.62%	None	0.62%	23.25%	13.25%	8.66%
Equity	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan). FIL Investment Advisors (FIA). FIL Investment Advisors (UK) (FIA) (UK).	0.78%	None	0.78%	27.50%	11.43%	7.75%
Fixed Income	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.38%	None	0.38%	6.20%	1.97%	2.33%
Equity	Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.57%	None	0.57%	15.08%	12.45%	8.12%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Fixed Income	Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan). FIL Investment Advisors (FIA). FIL Investment Advisors (UK) (FIA) (UK).	0.65%	None	0.65%	9.41%	3.73%	3.36%
Equity	Fidelity® Variable Insurance Products Technology Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.59%	None	0.59%	58.32%	26.57%	19.61%
Equity	Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.61%	None	0.61%	-1.08%	8.56%	9.14%
Allocation	Franklin Multi-Asset Variable Conservative Growth Fund - Class I Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.72%	None	0.72%	14.63%	7.39%	5.61%
Allocation	Franklin Multi-Asset Variable Growth Fund - Class I Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.81%	None	0.81%	19.58%	10.89%	7.41%
Allocation	Franklin Multi-Asset Variable Moderate Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.83%	None	0.83%	17.81%	9.50%	6.72%
Equity	MFS® Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	35.86%	15.89%	12.97%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	MFS® International Intrinsic Value Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.89%	None	0.89%	17.66%	8.58%	6.92%
Equity	MFS® Investors Trust Series - Initial Class♦ Massachusetts Financial Services Company	0.78%	None	0.78%	18.98%	13.55%	10.27%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	24.01%	16.68%	12.71%
Equity	MFS® Mid Cap Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.80%	None	0.80%	21.32%	13.31%	11.12%
Equity	MFS® New Discovery Series - Initial Class♦ Massachusetts Financial Services Company	0.87%	None	0.87%	14.41%	11.08%	7.67%
Equity	MFS® Research Series - Initial Class♦ Massachusetts Financial Services Company	0.79%	None	0.79%	22.42%	14.41%	10.82%
Equity	MFS® Technology Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.85%	None	0.85%	54.23%	17.65%	15.56%
Fixed Income	MFS® Total Return Bond Series - Initial Class♦ Massachusetts Financial Services Company	0.53%	None	0.53%	7.38%	1.85%	2.22%
Allocation	MFS® Total Return Series - Initial Class♦ Massachusetts Financial Services Company	0.61%	None	0.61%	10.44%	8.54%	6.53%
Equity	MFS® Utilities Series - Initial Class♦ Massachusetts Financial Services Company	0.79%	None	0.79%	-2.11%	8.31%	6.39%
Equity	MFS® Value Series - Initial Class♦ Massachusetts Financial Services Company	0.69%	None	0.69%	7.93%	11.34%	8.52%
Equity	PSF Global Portfolio - Class I LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	0.83%	None	0.83%	19.59%	11.64%	8.28%
Equity	PSF Mid-Cap Growth Portfolio - Class I J.P. Morgan Investment Management, Inc.	0.66%	None	0.66%	23.55%	15.20%	9.83%
Equity	PSF Natural Resources Portfolio - Class I T. Rowe Price Associates, Inc.	0.51%	None	0.51%	1.98%	14.19%	1.36%
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.57%	None	0.57%	15.45%	8.07%	6.59%
Allocation	PSF PGIM Flexible Managed Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.62%	None	0.62%	17.93%	9.17%	7.60%
Fixed Income	PSF PGIM Government Income Portfolio - Class I PGIM Fixed Income	0.52%	None	0.52%	5.10%	0.13%	1.27%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Fixed Income	PSF PGIM Government Money Market Portfolio - Class I PGIM Fixed Income	0.33%	None	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.61%	None	0.61%	11.82%	5.94%	5.17%
Equity	PSF PGIM Jennison Blend Portfolio - Class I Jennison Associates LLC	0.46%	None	0.46%	32.52%	14.71%	10.52%
Equity	PSF PGIM Jennison Growth Portfolio - Class I Jennison Associates LLC	0.62%	None	0.62%	53.51%	18.27%	14.33%
Equity	PSF PGIM Jennison Value Portfolio - Class I Jennison Associates LLC	0.42%	None	0.42%	15.20%	12.10%	7.71%
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.43%	None	0.43%	7.27%	1.75%	2.77%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	None	0.38%	15.74%	10.69%	8.36%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	None	0.29%	25.92%	15.34%	11.73%
Fixed Income	VA Global Bond Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Equity	VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Allocation	Vanguard Variable Insurance Fund Balanced Portfolio Wellington Management Company LLP	0.21%	0.35%	0.56%	14.33%	9.59%	7.89%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Vanguard Variable Insurance Fund Capital Growth Portfolio PRIMECAP Management Company	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Allocation	Vanguard Variable Insurance Fund Conservative Allocation Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	12.51%	5.60%	4.84%
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Hotchkis and Wiley Capital Management, LLC Lazard Asset Management LLC	0.29%	0.35%	0.64%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund Equity Income Portfolio Wellington Management Company LLP The Vanguard Group, Inc	0.29%	0.35%	0.64%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund Equity Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund Global Bond Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	6.52%	0.99%	N/A
Equity	Vanguard Variable Insurance Fund Growth Portfolio Wellington Management Company LLP	0.33%	0.35%	0.68%	40.13%	16.08%	12.88%
Fixed Income	Vanguard Variable Insurance Fund High Yield Bond Portfolio Wellington Management Company LLP Vanguard Group, Inc.	0.24%	0.35%	0.59%	11.66%	5.13%	4.34%
Equity	Vanguard Variable Insurance Fund International Portfolio Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	0.35%	0.52%	15.83%	12.56%	9.27%
Allocation	Vanguard Variable Insurance Fund Moderate Allocation Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	15.55%	7.78%	6.19%
Equity	Vanguard Variable Insurance Fund Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	0.35%	0.61%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Fixed Income	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.11%	0.35%	0.46%	15.54%	7.31%	N/A
Equity	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	25.95%	14.93%	11.29%
Fixed Income	Western Asset Core Plus VIT Portfolio - Class I Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.52%	None	0.52%	6.82%	1.22%	1.48%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio - Class I Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd Western Asset Management Company Pte. Ltd	0.83%	None	0.83%	10.26%	3.42%	2.89%
		[11],[12],[13],[14],[15],[16],[17],[18]
Prospectuses Available [Text Block]	The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-MYROCK-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 Capital Research and Management Company	0.30%	0.35%	0.65%	14.55%	9.47%	7.51%
Equity	American Funds Insurance Series® Growth Fund - Class 1 Capital Research and Management Company	0.34%	0.35%	0.69%	38.81%	18.97%	14.64%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 Capital Research and Management Company	0.28%	0.35%	0.63%	26.47%	13.65%	11.19%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 1♦ Capital Research and Management Company	0.23%	0.35%	0.58%	5.21%	2.14%	2.33%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1♦ Capital Research and Management Company	0.26%	0.35%	0.61%	3.21%	1.31%	1.78%
Fixed Income	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1 Capital Research and Management Company	0.31%	0.35%	0.66%	4.94%	1.63%	1.00%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1♦ Capital Research and Management Company	0.27%	0.35%	0.62%	17.66%	12.90%	10.19%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.67%	None	0.67%	25.23%	14.73%	11.15%
Equity	BlackRock Basic Value V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.74%	None	0.74%	16.61%	11.57%	7.74%
Equity	BlackRock Capital Appreciation V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.79%	None	0.79%	49.00%	16.09%	12.85%
Equity	BlackRock Equity Dividend V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.67%	None	0.67%	12.24%	11.54%	9.00%
Allocation	BlackRock Global Allocation V.I. Fund - Class I♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	0.76%	None	0.76%	12.83%	7.65%	4.88%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.79%	None	0.79%	52.86%	16.34%	13.66%
Equity	ClearBridge Variable Aggressive Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.85%	None	0.85%	24.43%	8.31%	6.64%
Equity	ClearBridge Variable Appreciation Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.72%	None	0.72%	19.71%	14.07%	10.88%
Equity	ClearBridge Variable Dividend Strategy Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.75%	None	0.75%	14.20%	13.52%	10.33%
Equity	ClearBridge Variable Large Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.76%	None	0.76%	44.02%	15.51%	13.27%
Equity	ClearBridge Variable Mid Cap Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.83%	None	0.83%	12.92%	10.73%	7.10%
Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.80%	None	0.80%	8.40%	9.56%	7.89%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.44%	None	0.44%	21.53%	12.44%	9.08%
Equity	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.61%	None	0.61%	41.99%	13.93%	10.85%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.56%	None	0.56%	33.45%	16.65%	11.61%
Equity	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR).	0.36%	None	0.36%	20.96%	11.83%	7.49%
Equity	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan). FIL Investment Advisors (FIA). FIL Investment Advisors (UK) (FIA) (UK).	0.89%	None	0.89%	9.66%	7.79%	5.18%
Equity	Fidelity® Variable Insurance Products Financials Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.63%	None	0.63%	14.73%	13.65%	9.40%
Fixed Income	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class† Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.75%	None	0.75%	12.29%	5.62%	N/A

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan).	0.59%	None	0.59%	45.65%	19.09%	15.73%
Equity	Fidelity® Variable Insurance Products Growth Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.58%	None	0.58%	36.24%	19.64%	14.80%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.59%	None	0.59%	4.26%	9.75%	10.52%
Fixed Income	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class† Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.77%	None	0.77%	10.48%	3.87%	3.40%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.62%	None	0.62%	23.25%	13.25%	8.66%
Equity	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan). FIL Investment Advisors (FIA). FIL Investment Advisors (UK) (FIA) (UK).	0.78%	None	0.78%	27.50%	11.43%	7.75%
Fixed Income	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.38%	None	0.38%	6.20%	1.97%	2.33%
Equity	Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.57%	None	0.57%	15.08%	12.45%	8.12%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Fixed Income	Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan). FIL Investment Advisors (FIA). FIL Investment Advisors (UK) (FIA) (UK).	0.65%	None	0.65%	9.41%	3.73%	3.36%
Equity	Fidelity® Variable Insurance Products Technology Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.59%	None	0.59%	58.32%	26.57%	19.61%
Equity	Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR). FMR Investment Management (UK) Limited (FMR UK). Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Fidelity Management & Research (Japan) Limited (FMR Japan).	0.61%	None	0.61%	-1.08%	8.56%	9.14%
Allocation	Franklin Multi-Asset Variable Conservative Growth Fund - Class I Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.72%	None	0.72%	14.63%	7.39%	5.61%
Allocation	Franklin Multi-Asset Variable Growth Fund - Class I Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.81%	None	0.81%	19.58%	10.89%	7.41%
Allocation	Franklin Multi-Asset Variable Moderate Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.83%	None	0.83%	17.81%	9.50%	6.72%
Equity	MFS® Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	35.86%	15.89%	12.97%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	MFS® International Intrinsic Value Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.89%	None	0.89%	17.66%	8.58%	6.92%
Equity	MFS® Investors Trust Series - Initial Class♦ Massachusetts Financial Services Company	0.78%	None	0.78%	18.98%	13.55%	10.27%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	24.01%	16.68%	12.71%
Equity	MFS® Mid Cap Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.80%	None	0.80%	21.32%	13.31%	11.12%
Equity	MFS® New Discovery Series - Initial Class♦ Massachusetts Financial Services Company	0.87%	None	0.87%	14.41%	11.08%	7.67%
Equity	MFS® Research Series - Initial Class♦ Massachusetts Financial Services Company	0.79%	None	0.79%	22.42%	14.41%	10.82%
Equity	MFS® Technology Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.85%	None	0.85%	54.23%	17.65%	15.56%
Fixed Income	MFS® Total Return Bond Series - Initial Class♦ Massachusetts Financial Services Company	0.53%	None	0.53%	7.38%	1.85%	2.22%
Allocation	MFS® Total Return Series - Initial Class♦ Massachusetts Financial Services Company	0.61%	None	0.61%	10.44%	8.54%	6.53%
Equity	MFS® Utilities Series - Initial Class♦ Massachusetts Financial Services Company	0.79%	None	0.79%	-2.11%	8.31%	6.39%
Equity	MFS® Value Series - Initial Class♦ Massachusetts Financial Services Company	0.69%	None	0.69%	7.93%	11.34%	8.52%
Equity	PSF Global Portfolio - Class I LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC	0.83%	None	0.83%	19.59%	11.64%	8.28%
Equity	PSF Mid-Cap Growth Portfolio - Class I J.P. Morgan Investment Management, Inc.	0.66%	None	0.66%	23.55%	15.20%	9.83%
Equity	PSF Natural Resources Portfolio - Class I T. Rowe Price Associates, Inc.	0.51%	None	0.51%	1.98%	14.19%	1.36%
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.57%	None	0.57%	15.45%	8.07%	6.59%
Allocation	PSF PGIM Flexible Managed Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.62%	None	0.62%	17.93%	9.17%	7.60%
Fixed Income	PSF PGIM Government Income Portfolio - Class I PGIM Fixed Income	0.52%	None	0.52%	5.10%	0.13%	1.27%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Fixed Income	PSF PGIM Government Money Market Portfolio - Class I PGIM Fixed Income	0.33%	None	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.61%	None	0.61%	11.82%	5.94%	5.17%
Equity	PSF PGIM Jennison Blend Portfolio - Class I Jennison Associates LLC	0.46%	None	0.46%	32.52%	14.71%	10.52%
Equity	PSF PGIM Jennison Growth Portfolio - Class I Jennison Associates LLC	0.62%	None	0.62%	53.51%	18.27%	14.33%
Equity	PSF PGIM Jennison Value Portfolio - Class I Jennison Associates LLC	0.42%	None	0.42%	15.20%	12.10%	7.71%
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.43%	None	0.43%	7.27%	1.75%	2.77%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	None	0.38%	15.74%	10.69%	8.36%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.29%	None	0.29%	25.92%	15.34%	11.73%
Fixed Income	VA Global Bond Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Equity	VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Allocation	Vanguard Variable Insurance Fund Balanced Portfolio Wellington Management Company LLP	0.21%	0.35%	0.56%	14.33%	9.59%	7.89%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Equity	Vanguard Variable Insurance Fund Capital Growth Portfolio PRIMECAP Management Company	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Allocation	Vanguard Variable Insurance Fund Conservative Allocation Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	12.51%	5.60%	4.84%
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Hotchkis and Wiley Capital Management, LLC Lazard Asset Management LLC	0.29%	0.35%	0.64%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund Equity Income Portfolio Wellington Management Company LLP The Vanguard Group, Inc	0.29%	0.35%	0.64%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund Equity Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund Global Bond Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	6.52%	0.99%	N/A
Equity	Vanguard Variable Insurance Fund Growth Portfolio Wellington Management Company LLP	0.33%	0.35%	0.68%	40.13%	16.08%	12.88%
Fixed Income	Vanguard Variable Insurance Fund High Yield Bond Portfolio Wellington Management Company LLP Vanguard Group, Inc.	0.24%	0.35%	0.59%	11.66%	5.13%	4.34%
Equity	Vanguard Variable Insurance Fund International Portfolio Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	0.35%	0.52%	15.83%	12.56%	9.27%
Allocation	Vanguard Variable Insurance Fund Moderate Allocation Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	15.55%	7.78%	6.19%
Equity	Vanguard Variable Insurance Fund Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	0.35%	0.61%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2023)
					1 Year	5 Year	10 Year
Fixed Income	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.11%	0.35%	0.46%	15.54%	7.31%	N/A
Equity	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	25.95%	14.93%	11.29%
Fixed Income	Western Asset Core Plus VIT Portfolio - Class I Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.52%	None	0.52%	6.82%	1.22%	1.48%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio - Class I Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd Western Asset Management Company Pte. Ltd	0.83%	None	0.83%	10.26%	3.42%	2.89%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not a Short-Term Investment [Member]
Prospectus:
Risk [Text Block]	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to the “Principal of Risks of Investing in the Annuity” section of this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Risks Associated with Investment Options [Member]
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Annuity, including the DCA Market Value Adjustment Options, each of which has its own unique risks. You should review the Investment Options before making an investment decision. The DCA Market Value Adjustment Options may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus.
Risks Associated with Third Party Advisory Fees [Member]
Prospectus:
Risk [Text Block]	If you elect to pay third party Advisory Fees from your Account Value, then such fee deductions will be treated as a withdrawal and may reduce the level of the Minimum Death Benefit guarantees provided. Such withdrawals will also be subject to ordinary income tax, and may be subject to a 10% additional tax.For more information on the risks associated with third party Advisory Fees, please refer to the “Principal Risks of Investing in the Annuity” and the “Tax Considerations” sections of this prospectus.
Principal Risk [Text Block]	Risks Associated with Third Party Advisory Fees. Currently, we permit you to deduct Advisory Fees directly from your Account Value in order to pay third party financial professionals. This Advisory Fee is in addition to fees and expenses disclosed in this prospectus. If you elect to pay the Advisory Fee from your Account Value, this deduction may generally reduce the level of various benefit guarantees provided and may be subject to federal and state income taxes and a 10% additional tax. Please note that the investment restrictions for certain optional living and death benefits may limit or preclude the investment advisor’s ability to deduct Advisory Fees from your Annuity.
Insurance Company Risks [Member]
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risks related to the Company. Any obligations (including under any DCA Market Value Adjustment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll free at 1-888-PRU-2888.For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of this prospectus
Principal Risk [Text Block]	Insurance Company Risk. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the DCA Market Value Adjustment Options. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Risks Associated with Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to one or more of the Sub-accounts, which invest in Portfolios. If the Sub-accounts you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision
Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value [Member]
Prospectus:
Principal Risk [Text Block]	Possible Fees on Access to Account Value. We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as an Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits. In addition, we may assess a Market Value Adjustment for withdrawals from a DCA Market Value Adjustment Option.
Effect of Withdrawals on Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]	Effect of Withdrawals on Optional Benefits. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis.
Death Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]	Death Benefit Risk. While each Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take, including Advisory Fee deductions.
Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
VA U.S. Targeted Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Vanguard Variable Insurance Fund Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Vanguard Variable Insurance Fund Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Western Asset Core Plus VIT Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCWestern Asset Management Company, LLCWestern Asset Management Company LimitedWestern Asset Management Company Ltd.Western Asset Management Company Pte. Ltd
Current Expenses [Percent]	0.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.82%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Vanguard Variable Insurance Fund Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
PSF PGIM Jennison Blend Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.46%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	32.52%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Western Asset Variable Global High Yield Bond Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCWestern Asset Management Company, LLCWestern Asset Management Company LimitedWestern Asset Management Company LtdWestern Asset Management Company Pte. Ltd
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Vanguard Variable Insurance Fund Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLCLazard Asset Management LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
PSF PGIM Jennison Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	53.51%
Average Annual Total Returns, 5 Years [Percent]	18.27%
Average Annual Total Returns, 10 Years [Percent]	14.33%
Vanguard Variable Insurance Fund Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLPThe Vanguard Group, Inc
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
PSF PGIM Jennison Value Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Vanguard Variable Insurance Fund Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
PSF PGIM Total Return Bond Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.77%
MFS® Total Return Bond Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Vanguard Variable Insurance Fund Global Bond Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	0.99%
PSF Small-Cap Stock Index Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	8.36%
MFS® Total Return Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Vanguard Variable Insurance Fund Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]	12.88%
MFS® Utilities Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
PSF Stock Index Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	15.34%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Fidelity® Variable Insurance Products Technology Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	58.32%
Average Annual Total Returns, 5 Years [Percent]	26.57%
Average Annual Total Returns, 10 Years [Percent]	19.61%
Vanguard Variable Insurance Fund High Yield Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLPVanguard Group, Inc.
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	4.34%
VA Global Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
MFS® Value Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(1.08%)
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.14%
Vanguard Variable Insurance Fund International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Franklin Multi-Asset Variable Conservative Growth Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCFranklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	5.61%
VA Global Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Global Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
PSF Global Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I
Portfolio Company Adviser [Text Block]	LSV Asset ManagementMassachusetts Financial Services CompanyPGIM Quantitative Solutions LLCT. Rowe Price Associates, Inc.William Blair Investment Management, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Franklin Multi-Asset Variable Growth Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Growth Fund - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCFranklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	19.58%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
VA International Small Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
PSF Mid-Cap Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	23.55%
Average Annual Total Returns, 5 Years [Percent]	15.20%
Average Annual Total Returns, 10 Years [Percent]	9.83%
Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).FIL Investment Advisors (FIA).FIL Investment Advisors (UK) (FIA) (UK).
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.66%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Vanguard Variable Insurance Fund Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.19%
VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Franklin Multi-Asset Variable Moderate Growth Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Moderate Growth Fund - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCFranklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	6.72%
PSF Natural Resources Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio - Class I
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Fidelity® Variable Insurance Products Financials Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Financials Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Vanguard Variable Insurance Fund Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
VA Short-Term Fixed Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
MFS® Growth Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Growth Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
PSF PGIM 50/50 Balanced Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	5.62%
BlackRock Equity Dividend V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	9.00%
VA U.S. Large Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
PSF PGIM Flexible Managed Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	45.65%
Average Annual Total Returns, 5 Years [Percent]	19.09%
Average Annual Total Returns, 10 Years [Percent]	15.73%
MFS® International Intrinsic Value Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	6.92%
BlackRock Global Allocation V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLCBlackRock (Singapore) LimitedBlackRock International Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Fidelity® Variable Insurance Products Growth Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
MFS® Investors Trust Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Investors Trust Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.98%
Average Annual Total Returns, 5 Years [Percent]	13.55%
Average Annual Total Returns, 10 Years [Percent]	10.27%
PSF PGIM Government Income Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.27%
BlackRock Large Cap Focus Growth V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	52.86%
Average Annual Total Returns, 5 Years [Percent]	16.34%
Average Annual Total Returns, 10 Years [Percent]	13.66%
Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.26%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	10.52%
PSF PGIM Government Money Market Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.06%
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	24.01%
Average Annual Total Returns, 5 Years [Percent]	16.68%
Average Annual Total Returns, 10 Years [Percent]	12.71%
ClearBridge Variable Aggressive Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.43%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.64%
MFS® Mid Cap Growth Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	11.12%
PSF PGIM High Yield Bond Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	3.40%
ClearBridge Variable Appreciation Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.71%
Average Annual Total Returns, 5 Years [Percent]	14.07%
Average Annual Total Returns, 10 Years [Percent]	10.88%
MFS® New Discovery Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	23.25%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	8.66%
ClearBridge Variable Dividend Strategy Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	10.33%
American Funds Insurance Series® Asset Allocation Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	7.51%
MFS® Research Series - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	22.42%
Average Annual Total Returns, 5 Years [Percent]	14.41%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).FIL Investment Advisors (FIA).FIL Investment Advisors (UK) (FIA) (UK).
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	7.75%
ClearBridge Variable Large Cap Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
American Funds Insurance Series® Growth Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	38.81%
Average Annual Total Returns, 5 Years [Percent]	18.97%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.33%
MFS® Technology Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	54.23%
Average Annual Total Returns, 5 Years [Percent]	17.65%
Average Annual Total Returns, 10 Years [Percent]	15.56%
ClearBridge Variable Mid Cap Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
American Funds Insurance Series® Growth-Income Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
ClearBridge Variable Small Cap Growth Portfolio - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	7.89%
American Funds Insurance Series® The Bond Fund of America® - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.).Fidelity Management & Research (Japan) Limited (FMR Japan).FIL Investment Advisors (FIA).FIL Investment Advisors (UK) (FIA) (UK).
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	21.53%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	9.08%
American Funds Insurance Series® U.S. Government Securities Fund® - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	3.21%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	41.99%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	10.85%
American Funds Insurance Series® Ultra-Short Bond Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	1.63%
Average Annual Total Returns, 10 Years [Percent]	1.00%
Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).FMR Investment Management (UK) Limited (FMR UK).Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)Fidelity Management & Research (Japan) Limited (FMR Japan).
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
American Funds Insurance Series® Washington Mutual Investors Fund - Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR).
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	20.96%
Average Annual Total Returns, 5 Years [Percent]	11.83%
Average Annual Total Returns, 10 Years [Percent]	7.49%
BlackRock Advantage Large Cap Core V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	25.23%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	11.15%
BlackRock Basic Value V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	7.74%
BlackRock Capital Appreciation V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	49.00%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Prudential Defined Income Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Charge assessed as a percentage of the net assets of the Sub-accounts. The Defined Income Benefit is no longer available for sale or re-election.
Name of Benefit [Text Block]	Prudential Defined Income Benefit1,[2]
Purpose of Benefit [Text Block]	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Charge assessed as a percentage of the net assets of the Sub-accounts. The Defined Income Benefit is no longer available for sale or re-election.
Brief Restrictions / Limitations [Text Block]	You may not select certain Portfolios. Please refer to Appendix A for variable Sub-account availability.
Name of Benefit [Text Block]	Prudential Defined Income Benefit1,[2]
Operation of Benefit [Text Block]
PRUDENTIAL DEFINED INCOME BENEFIT
The Defined Income Benefit is no longer available for election.
The Defined Income Benefit is an optional guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over your lifetime (“Designated Life”), or over your and your spouse’s lives (“Spousal Designated Lives”) and you may change your choice of these options any time before you begin taking Lifetime Withdrawals under the benefit. Generally, if your Account Value is reduced to zero and you meet certain requirements, we make lifetime payments available based on the “Guaranteed Income Amount.” The Designated Life or the younger of the Spousal Designated Lives, as applicable, must be at least age 45 at the time the benefit is elected and the younger of the Spousal Designated Lives must have been at least age 45 when the benefit was elected for the Annuity even if that person does not become a designated life until a later date. The date on which the benefit was added to your Annuity is called the “Benefit Effective Date” in this prospectus and benefits are measured based on “Benefit Years”. You should note that the Benefit Year will be reset following the first Lifetime Withdrawal and this reset operates differently depending on whether your contract is a tax-qualified contract or a Non-qualified contract. The Defined Income Benefit has a separate charge as described below. The benefit will terminate upon specified events (see “Termination of the Defined Income Benefit,” below). You can choose to terminate the benefit after the first Benefit Year. If you choose to terminate the benefit, you may not re-elect it.
The Defined Income Benefit provides a lifetime income benefit and an Annuitization benefit. Under the lifetime income benefit, each Benefit Year, regardless of the impact of Sub-account performance on the Account Value, you may withdraw an amount we call the “Guaranteed Income Amount.” Once you elect to take a withdrawal of the Guaranteed Income Amount, a “Lifetime Withdrawal,” such withdrawals will be available each Benefit Year until the death of the Designated Life, the simultaneous deaths of Spousal Designated Lives, or the death of the spouse who continued the Annuity and the Defined Income Benefit by spousal continuation of the Annuity under our rules regarding spousal continuation. This lifetime income benefit is subject to our rules regarding the timing and amount of withdrawals and limitations on Investment Options. Certain withdrawals can negatively impact the lifetime income benefit or cause it to terminate. Please see below under “Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount” and “Impact of Lifetime Withdrawals on the Guaranteed Income Amount.”

Prudential Dynamic Income Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	Since the charge for the Prudential Dynamic Income Benefit is assessed against Unadjusted Account Value, to determine the maximum and current total annualized charge for purposes of this table, we assume that the Account Value is equal to the daily net assets of the Sub-accounts. Account Value could be different from the daily net assets of the Sub-accounts if you have amounts allocated to the DCA Market Value Adjustment.
Name of Benefit [Text Block]	Prudential Dynamic Income Benefit[2]
Purpose of Benefit [Text Block]	Provides a variable amount of income, under which, subject to the terms of the benefit, you have the opportunity to take withdrawal amounts over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	Since the charge for the Prudential Dynamic Income Benefit is assessed against Unadjusted Account Value, to determine the maximum and current total annualized charge for purposes of this table, we assume that the Account Value is equal to the daily net assets of the Sub-accounts. Account Value could be different from the daily net assets of the Sub-accounts if you have amounts allocated to the DCA Market Value Adjustment.
Brief Restrictions / Limitations [Text Block]	Advisory fees deducted from your Account Value are treated as withdrawals, and may reduce your Income Base and Annual Income Amount in future years. Such reductions may be significant.
Name of Benefit [Text Block]	Prudential Dynamic Income Benefit[2]
Operation of Benefit [Text Block]
PRUDENTIAL DYNAMIC INCOME BENEFIT
The Dynamic Income Benefit is an optional variable income benefit, which, subject to its terms, can provide periodic Income Withdrawals in variable amounts during your lifetime (“Designated Life”), or during your and your spouse’s lives (“Spousal Designated Lives”) as you choose at the time you begin Income Withdrawals. While your Account Value is greater than zero, you can allocate it to any Investment Option(s) and you bear the risk that the selected Investment Options will not provide investment performance (net of fees) sufficient to maintain or increase your Income Withdrawals under the benefit. If your Account Value is reduced to zero and you meet certain requirements, we will provide guaranteed payments in the amount of the then current “Annual Income Amount” until the death of the Designated Life or Spousal Designated Life, as applicable. Subject to the minimum issue age for the Dynamic Income Benefit, you may elect the benefit at the time you purchase your Annuity or at any other time while the Account Value is greater than zero and before the oldest Owner of the Annuity reaches age 86 so long as we are then offering the benefit. The Designated Life or the younger of the Spousal Designated Lives, as applicable, must be at least age 45 at the time the benefit is elected and the younger of the Spousal Designated Lives must have been at least age 45 when the benefit was elected for the Annuity even if that person does not become a designated life until a later date. The date on which the benefit is added to your Annuity is called the “Benefit Effective Date” in this prospectus and benefits are measured based on “Benefit Years”. You should note that the Benefit Year will be reset following the first Income Withdrawal and this reset operates differently depending on whether your contract is a tax-qualified contract or a Non-qualified contract. The Dynamic Income Benefit has a separate charge as described below. The benefit will terminate upon specified events (see “Termination of the Dynamic Income Benefit,” below). You can choose to terminate the benefit after the first Benefit Year. If you choose to terminate the benefit, you may not reelect it for 90 days following the termination. The Dynamic Income Benefit may be appropriate if you wish to make periodic withdrawals from your Annuity that could increase due to Income Deferral Rate additions to the Initial Income Percentage and any Account performance that exceeds the fees for the Annuity and the benefit.
The Dynamic Income Benefit provides a pre-income withdrawal phase, an income withdrawal phase, and an Annuitization phase. These phases are described briefly below, and more detail and examples follow in the remainder of this section.
●
Before you begin to take Income Withdrawals, we will add a daily amount to the percentage we use to determine your withdrawals under the benefit. Until your first Income Withdrawal, unless you make subsequent Purchase Payments, the percentage by which your Annual Income Amount is determined is the applicable Initial Income Percentage plus the cumulative daily accruals of the applicable Income Deferral Rate. If you make subsequent Purchase Payments, we use a weighted Income Percentage as described below. Assuming your Account performance is at least zero, these increases to the Initial Income Percentage increase the amount you can take as withdrawals under the benefit without negatively impacting future amounts. Also, your Account performance will increase or decrease the amount that becomes available for these withdrawals.

●
In the Income Withdrawal Phase, you may withdraw up to an amount we call the “Annual Income Amount” each Benefit Year and, in any Benefit Year in which you do not take your full Annual Income Amount, the dollars not withdrawn will be available for withdrawal in subsequent Benefit Years. Any amounts carried over to subsequent Benefit Years may be referred to on Account statements and marketing material as “Unused Annual Income Amount.” The Annual Income Amount and any Unused Annual Income Amount, will vary from Benefit Year to Benefit Year based on the net performance of your Account and will be reduced proportionally by any withdrawal of Excess Income (as described below). If any withdrawal is a withdrawal of Excess Income and reduces your Account Value to zero, your Annual Income Amount would also become zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under the Dynamic Income Benefit.

●
If Account Value falls to zero due to withdrawals that do not exceed the Annual Income Amount and any Annual Income Amount carried over from previous years, we will pay a fixed benefit each year equal to the Annual Income Amount last determined when Account Value was reduced to zero. This amount will be paid until the death of the Designated Life or surviving Spousal Designated Life, whichever occurs later. Any Annual Income Amount you carried over from prior Benefit Years will be paid to you in a lump sum and will not be included in the calculation of the fixed payment.

The Dynamic Income Benefit is subject to our rules regarding the timing and amount of withdrawals. Certain withdrawals can negatively impact the benefit or cause it to terminate. Please see below under “Impact of Withdrawals Before Your First Income Withdrawal” and “Impact of Income Withdrawals on the Annual Income Amount.”
You are not required to take Income Withdrawals while the benefit is in effect. However, your choices about when and in what amount(s) to take income can affect your Annual Income Amount. Generally, delaying income to allow for Income Deferral amounts to accumulate can provide a higher income amount; however, should you pass away before income payments begin or take only a few Income Withdrawals, you will have paid for a benefit you did not use. You should discuss when and how to use Income Withdrawals under the benefit with your Financial Professional.

Basic Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Advisory fees deducted from your Account Value are treated as withdrawals, and will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]
BASIC DEATH BENEFIT
The Annuity provides a death benefit at no additional charge. The amount of the death benefit, referred to as the “basic death benefit” in the Annuity, is your Account Value on the date we receive Due Proof of Death.
Here is an example of how the basic death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000.
Here is an example of how the basic death benefit is calculated when Advisory Fees are withdrawn:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Sub-account performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000. This amount, however, is reduced when you make a withdrawal from the contract, including withdrawals for Advisory Fees. If withdrawals of Advisory Fees totaled $1,500, the death benefit would also be reduced by $1,500. Since the death benefit had been $80,000, it would now be $78,500.

Return of Adjusted Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Name of Benefit [Text Block]	Return of Adjusted Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Return of Adjusted Purchase Payments Death Benefit
Operation of Benefit [Text Block]
THE RETURN OF ADJUSTED PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, the Annuity provides an optional death benefit called the Return of Adjusted Purchase Payments Death Benefit. This optional death benefit may only be elected at the time you purchase the Annuity or within the first 30 days following the Issue Date, or, when the Annuity is continued under spousal continuation, within the first 30 days following the date the spouse becomes the Owner of the Annuity. Once elected, you cannot elect to cancel the benefit; however, the benefit may terminate under certain circumstances, including if certain changes are made to the Owner or Annuitant. Please see “Termination of the Optional Death Benefit” below.
Calculation of the Return of Adjusted Purchase Payments Death Benefit Amount
The amount of the death benefit under the Return of Adjusted Purchase Payments Death Benefit is equal to the greater of:
1.	the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; and
2.	the sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.

Calculation Method of Benefit [Text Block]	Calculation of the Return of Adjusted Purchase Payments Death Benefit AmountThe amount of the death benefit under the Return of Adjusted Purchase Payments Death Benefit is equal to the greater of:the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; andthe sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.
Auto-Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Auto-Rebalancing
Purpose of Benefit [Text Block]	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None.
Name of Benefit [Text Block]	Auto-Rebalancing
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum allocation requirements.
Name of Benefit [Text Block]	Dollar Cost Averaging

[1]
1.	The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as “Annual Maintenance Fee” or “Annual Account Management Fee” elsewhere in this Prospectus.

[2]
2.	Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.

[3]
3.	For Net Purchase Payments equal to or greater than $1,000,000 the base contract expense will be 0.25%.

[4]
4.	We assess an additional charge (Fund Access Charge) for allocations to certain Sub-accounts available when you do not have the Defined Income Benefit in effect for your Annuity.

[5]
6.	Charge assessed as a percentage of the net assets of the Sub-accounts. The Defined Income Benefit is no longer available for sale or re-election.

[6]
7.	Since the charge for the Prudential Dynamic Income Benefit is assessed against Unadjusted Account Value, to determine the maximum and current total annualized charge for purposes of this table, we assume that the Account Value is equal to the daily net assets of the Sub-accounts. Account Value could be different from the daily net assets of the Sub-accounts if you have amounts allocated to the DCA Market Value Adjustment.

[7]
5.	See “Benefits Available Under the Annuity” for information regarding our right to increase the charge after the 3rd anniversary of the Benefit Effective Date.

[8]
1.	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.

[9]
1.	This benefit is no longer available for new elections.

[10]
2.	We may increase the charge for the Defined Income Benefit and the Dynamic Income Benefit after the 3rd Benefit Anniversary. We will notify you in writing in advance of an increase in the charge for the benefit. You will have the option of refusing the charge increase. If you refuse the charge increase, the charge for the Defined Income Benefit or the Dynamic Income Benefit, as applicable, will continue at the current rate until the benefit terminates. If you wish to opt out of the charge increase, you must notify us within the period stated in our notice to you; otherwise the charge increase will become effective. When we receive your opt-out request, we will send you a form confirming the estimated dollar amount of the 5% reduction in the applicable income amount. If you still wish us to process your opt-out request, you must sign and return the form to us at our Service Center in Good Order.

[11]
The additional information below may be applicable to the Portfolios listed in the above table:

[12]
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.

[13]
PGIM Fixed Income is a business unit of PGIM, Inc.

[14]
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).

[15]
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.

[16]
PGIM Real Estate is a business unit of PGIM, Inc.

[17]
†	Additional information regarding the Portfolio is presented below. Please see the Portfolio prospectus for additional information.
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class
Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses after fee waiver and/or expense reimbursements are 0.69%.
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class
Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.66%, for Initial Class.

[18]
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.